Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding at September 30, 2023:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2023	82,492	—	82,492
Granted during the period	609,860	112,268	722,128
Forfeited during the period	(59,491)	(7,245)	(66,736)
September 30, 2023	632,861	105,023	737,884
Specified by vesting year
2023	38,676	—	38,676
2024	223,761	35,007	258,768
2025	185,189	35,008	220,197
2026	185,235	35,008	220,243
September 30, 2023	632,861	105,023	737,884

Summary of Warrant Activity

The following table specifies the warrant activity for the nine months ended September 30, 2023:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2023	6,864,011	81.30
Granted during the period	333,105	90.54
Exercised during the period	(504,273)	15.79
Forfeited during the period	(137,656)	116.05
September 30, 2023	6,555,187	86.09
Vested at September 30, 2023	5,117,555	77.82